UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

The New Economy Fund®
Investment portfolio

February 28, 2006
unaudited

Common stocks — 91.21%	Shares	Market value (000)

SOFTWARE & SERVICES — 14.75%
Google Inc., Class A1	594,000	$215,396
Microsoft Corp.	7,480,000	201,212
Yahoo! Inc.[1]	3,666,000	117,532
Affiliated Computer Services, Inc., Class A1	1,373,000	86,389
Akamai Technologies, Inc.[1]	2,730,300	72,353
SOFTBANK CORP.[2]	2,000,000	61,820
Oracle Corp.[1]	4,870,000	60,485
CNET Networks, Inc.[1]	4,080,000	56,467
Novell, Inc.[1]	5,560,000	52,876
First Data Corp.	1,035,000	46,710
Paychex, Inc.	1,125,000	45,056
NAVTEQ Corp.[1]	885,200	40,994
eBay Inc.[1]	960,000	38,458
Adobe Systems Inc.	900,000	34,758
Intuit Inc.[1]	650,000	31,577
Automatic Data Processing, Inc.	465,000	21,478
Iron Mountain Inc.[1]	400,000	17,480
		1,201,041

BANKS — 13.84%
Freddie Mac	1,830,000	123,324
HDFC Bank Ltd.[2]	6,196,000	102,929
Société Générale[2]	675,500	95,624
ICICI Bank Ltd.[2]	4,660,000	64,702
ICICI Bank Ltd. (ADR)	400,000	12,284
Wells Fargo & Co.	1,100,000	70,620
Pusan Bank[2]	5,160,000	68,471
UniCredito Italiano SpA (Germany)[2]	6,750,000	48,823
UniCredito Italiano SpA (Italy)[2]	1,700,000	12,368
City National Corp.	799,800	60,753
Mitsui Trust Holdings, Inc.[2]	4,050,000	59,885
Erste Bank der oesterreichischen Sparkassen AG2	985,000	59,852
Banco Bradesco SA, preferred nominative	1,076,000	44,420
Royal Bank of Scotland Group PLC[2]	1,004,586	33,654
ABN AMRO Holding NV2	1,147,319	33,426
SinoPac Holdings[2]	61,440,000	32,627
Daegu Bank, Ltd.[2]	1,615,800	25,186
Kookmin Bank[2]	320,200	24,442
Grupo Financiero Banorte, SA de CV	8,800,000	21,556
Shinhan Financial Group Co., Ltd.[2]	502,000	19,674
Hypo Real Estate Holding AG2	261,954	17,232
Woori Finance Holdings Co., Ltd.[2]	806,960	15,984
HSBC Holdings PLC[2]	930,624	15,927
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	14,688
Golden West Financial Corp.	165,000	11,720
South Financial Group, Inc.	425,000	11,182
Mitsubishi UFJ Financial Group, Inc.[2]	682	10,219
Banco Santander Central Hispano, SA2	659,523	9,622
Bayerische Hypo-und Vereinsbank AG1,2	175,000	5,873
		1,127,067

RETAILING — 8.93%
Target Corp.	3,150,000	171,360
Lowe’s Companies, Inc.	1,680,000	114,542
IAC/InterActiveCorp[1]	3,772,500	110,308
Expedia, Inc.[1]	3,290,000	62,411
Limited Brands, Inc.	1,800,000	42,606
Best Buy Co., Inc.	750,000	40,395
CarMax, Inc.[1]	1,150,000	36,133
Yamada Denki Co., Ltd.[2]	295,500	31,873
Amazon.com, Inc.[1]	850,000	31,867
Gap, Inc.	1,100,000	20,394
Kingfisher PLC[2]	5,025,000	20,125
Industria de Diseno Textil, SA2	500,000	17,970
Williams-Sonoma, Inc.[1]	269,800	10,924
DSG International PLC[2]	3,556,600	10,713
Takashimaya Co., Ltd.[2]	352,000	5,130
		726,751

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.18%
Texas Instruments Inc.	3,350,000	99,997
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	47,475,820	88,713
Hynix Semiconductor Inc.[1,2]	2,291,820	77,838
Maxim Integrated Products, Inc.	1,860,000	72,707
Analog Devices, Inc.	1,300,000	49,582
Applied Materials, Inc.	2,275,000	41,724
Advanced Micro Devices, Inc.[1]	1,000,000	38,670
Novellus Systems, Inc.[1]	1,400,000	37,422
Altera Corp.[1]	1,750,000	35,070
KLA-Tencor Corp.	500,000	26,115
Rohm Co., Ltd.[2]	250,500	24,195
Siliconware Precision Industries Co., Ltd.[2]	15,380,000	19,728
Integrated Device Technology, Inc.[1]	1,300,000	19,305
Microchip Technology Inc.	500,000	17,600
Linear Technology Corp.	360,100	13,273
Sunplus Technology Co., Ltd.[2]	3,259,000	3,957
		665,896

TECHNOLOGY HARDWARE & EQUIPMENT — 5.78%
Cisco Systems, Inc.[1]	4,329,200	87,623
Corning Inc.[1]	3,050,000	74,450
Seagate Technology[1]	2,700,000	71,739
High Tech Computer Corp.[2]	2,300,000	49,735
Acer Inc.[2]	20,433,000	45,248
Nidec Corp.[2]	550,000	43,911
Nokia Corp., Class A2	1,900,000	35,514
International Business Machines Corp.	265,000	21,264
Lexmark International, Inc., Class A1	350,000	16,481
Wintek Corp.[2]	10,940,000	15,422
Flextronics International Ltd.[1]	850,000	9,172
		470,559

MEDIA — 5.64%
Liberty Media Corp., Class A1	11,260,000	92,782
News Corp. Inc., Class A	3,502,815	57,026
Walt Disney Co.	1,300,000	36,387
Alma Media Corp.[1]	3,725,000	34,772
Time Warner Inc.	2,000,000	34,620
Vivendi Universal[2]	1,100,000	33,267
British Sky Broadcasting Group PLC[2]	3,335,000	29,563
E.W. Scripps Co., Class A	600,000	28,848
Grupo Televisa, SA, ordinary participation certificates (ADR)	345,000	27,069
Arbitron Inc.	670,520	26,284
Liberty Global, Inc., Class A1	1,000,000	20,310
Discovery Holding Co., Class A1	1,328,000	19,389
Schibsted ASA[2]	525,000	14,453
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	775,461	3,123
SET India Ltd.[1,2,3]	31,400	1,588
		459,481

TELECOMMUNICATION SERVICES — 5.03%
Qwest Communications International Inc.[1]	16,100,000	101,752
Telephone and Data Systems, Inc.	931,100	34,823
Telephone and Data Systems, Inc., Special Common Shares	931,100	33,426
Sprint Nextel Corp.	2,650,000	63,680
Koninklijke KPN NV2	5,196,500	53,725
Bharti Tele-Ventures Ltd.[1,2]	5,000,000	40,754
Millicom International Cellular SA1	630,000	26,378
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	28,559,000	19,107
Mobile Telesystems OJSC (ADR)	427,300	15,413
Telekom Austria AG2	663,117	15,137
Philippine Long Distance Telephone Co.[2]	165,540	5,721
		409,916

HEALTH CARE EQUIPMENT & SERVICES — 3.99%
Smith & Nephew PLC[2]	6,196,500	55,219
Medtronic, Inc.	900,000	48,555
Aetna Inc.	680,000	34,680
CIGNA Corp.	250,000	30,688
Express Scripts, Inc.[1]	350,000	30,544
Advanced Medical Optics, Inc.[1]	660,000	29,357
Kyphon Inc.[1]	800,000	28,568
FoxHollow Technologies, Inc.[1]	750,000	19,920
Cardinal Health, Inc.	260,000	18,876
Caremark Rx, Inc.[1]	300,000	14,925
Alfresa Holdings Corp.[2]	240,000	13,977
		325,309

ENERGY — 3.03%
Schlumberger Ltd.	1,375,000	$158,125
Baker Hughes Inc.	700,000	47,579
Weatherford International Ltd.[1]	500,000	21,560
Smith International, Inc.	500,000	19,365
		246,629

COMMERCIAL SERVICES & SUPPLIES — 2.72%
Monster Worldwide Inc.[1]	1,410,000	69,034
United Stationers Inc.[1]	1,231,300	60,949
Buhrmann NV2	2,000,000	33,551
Rentokil Initial PLC[2]	12,000,000	33,123
Robert Half International Inc.	700,000	25,144
		221,801

DIVERSIFIED FINANCIALS — 2.52%
Capital One Financial Corp.	750,000	65,700
Citigroup Inc.	900,000	41,733
Nasdaq Stock Market, Inc[1]	700,000	28,357
Bank of New York Co., Inc.	775,000	26,536
J.P. Morgan Chase & Co.	550,000	22,627
ING Groep NV2	531,910	19,981
		204,934

TRANSPORTATION — 2.03%
Nippon Express Co., Ltd.[2]	9,760,000	51,924
Singapore Post Private Ltd.[2]	45,000,000	33,519
United Parcel Service, Inc., Class B	375,000	28,016
Southwest Airlines Co.	1,000,000	16,770
Transurban Group[1,2]	2,917,991	15,445
Qantas Airways Ltd.[2]	4,425,395	13,417
SembCorp Logistics Ltd.[2]	5,706,560	6,072
		165,163

UTILITIES — 1.80%
Reliance Energy Ltd.[2]	4,410,003	61,722
Veolia Environnement[2]	928,200	48,452
Hong Kong and China Gas Co. Ltd.[2]	10,042,000	24,034
E.ON AG2	113,000	12,497
		146,705

CONSUMER SERVICES — 1.73%
Carnival Corp., units	1,600,000	82,640
Outback Steakhouse, Inc.	700,000	29,267
Shangri-La Asia Ltd.[2]	18,000,000	28,854
		140,761

FOOD & STAPLES RETAILING — 1.66%
Costco Wholesale Corp.	700,000	35,896
Wal-Mart de México, SA de CV, Series V	12,400,000	35,557
Seven & I Holdings Co., Ltd.[2]	534,800	21,992
Koninklijke Ahold NV1,2	2,200,000	17,920
Walgreen Co.	350,000	15,701
Tesco PLC[2]	1,350,000	8,008
		135,074

PHARMACEUTICALS & BIOTECHNOLOGY — 1.53%
Roche Holding AG2	450,000	66,590
Bristol-Myers Squibb Co.	1,400,000	32,340
QIAGEN NV1,2	1,713,832	25,900
		124,830

INSURANCE — 1.42%
American International Group, Inc.	1,363,985	90,514
XL Capital Ltd., Class A	250,000	16,888
PartnerRe Holdings Ltd.	140,000	8,485
		115,887

MATERIALS — 0.76%
Nitto Denko Corp.[2]	718,000	61,909

CONSUMER DURABLES & APPAREL — 0.69%
Garmin Ltd.	450,000	30,969
Cyrela Brazil Realty SA, ordinary nominative	1,350,000	24,818
		55,787

CAPITAL GOODS — 0.41%
MSC Industrial Direct Co., Inc., Class A	526,525	24,941
Hi-P International Ltd.[2]	7,770,000	8,604
		33,545

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		388,064

Total common stocks (cost: $5,847,726,000)		7,427,109

Convertible securities — 0.44%	Shares or principal amount

TECHNOLOGY HARDWARE & EQUIPMENT — 0.44%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$35,000,000	35,569

SOFTWARE & SERVICES — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,3]	3,500,000	22

Total convertible securities (cost: $36,324,000)		35,591

Short-term securities — 8.39%	Principal amount (000)

Atlantic Industries 4.46%-4.51% due 3/17-4/20/2006[3]	$58,700	58,476
Coca-Cola Co. 4.30%-4.49% due 3/3-4/4/2006	29,500	29,389
Clipper Receivables Co., LLC 4.48%-4.55% due 3/20-4/3/2006[3]	61,800	61,554
Preferred Receivables Funding Corp. 4.50% due 3/24/2006[3]	25,000	24,925
Park Avenue Receivables Co., LLC 4.51%-4.54% due 3/3-4/7/2006[3]	31,800	31,694
Bank of America Corp. 4.375%-4.40% due 3/6-3/13/2006	52,500	52,433
Variable Funding Capital Corp. 4.43% due 3/3/2006[3]	48,800	48,782
CAFCO, LLC 4.36% due 3/1/2006[3]	48,000	47,994
NetJets Inc. 4.45% due 3/8-3/27/2006[3]	39,000	38,940
Concentrate Manufacturing Co. of Ireland 4.35%-4.48% due 3/7-3/31/2006[3]	37,800	37,677
HSBC Finance Corp. 4.41% due 3/8/2006	25,000	24,976
Procter & Gamble Co. 4.47% due 3/17/2006[3]	25,000	24,947
ChevronTexaco Funding Corp. 4.45% due 4/7/2006	25,000	24,883
Pfizer Investment Capital PLC 4.54% due 4/21/2006[3]	25,000	24,836
International Lease Finance Corp. 4.585% due 4/27/2006	25,000	24,823
BellSouth Corp. 4.48% due 3/2/2006[3]	20,000	19,995
Bank of New York Co., Inc. 4.47% due 3/17/2006	20,000	19,958
Gannett Co. 4.48% due 3/20/2006[3]	20,000	19,950
Triple-A One Funding Corp. 4.51%-4.53% due 3/10-3/24/2006[3]	19,175	19,135
Three Pillars Funding, LLC 4.56% due 3/31/2006[3]	15,528	15,467
Wal-Mart Stores Inc. 4.32% due 3/14/2006[3]	12,400	12,379
U.S. Treasury Bills 4.4415%-4.45% due 4/27/2006	10,600	10,524
Harvard University 4.52% due 4/24/2006	5,000	4,966
Medtronic Inc. 4.47% due 3/6/2006[3]	4,700	4,697

Total short-term securities (cost: $683,392,000)		683,400

Total investment securities (cost: $6,567,442,000)		8,146,100
Other assets less liabilities		(3,347)

Net assets		$8,142,753

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At February 28, 2006, 92 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $2,394,250,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $496,181,000, which represented 6.09% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,896,364
Gross unrealized depreciation on investment securities	(317,787)
Net unrealized appreciation on investment securities	1,578,577
Cost of investment securities for federal income tax purposes	6,567,523

MFGEFP-914-0406-S4540

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: April 28, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: April 28, 2006